Stockholders' Equity (Deficit) (Details Narrative) (USD $)	1 Months Ended
Oct. 14, 2010 Integer
Notes to Financial Statements
Sale of common stock	3,000,000
Sale of common stock price per share	$ 0.01
Proceeds from private placement	$ 30,000
Number of Individuals in private partnership	30